Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - Accumulated impairment [member] - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements on the provisions for impairment of trade receivables
At January 1,	$ 3	$ 4
Provision for receivables impairment	7	8
Receivables written off during the year as uncollectible.		(9)
At December 31,	$ 10	$ 3